Expense Example	Aug. 01, 2026 USD ($)
Aspiriant Risk-Managed Equity Allocation Fund | Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,305
Aspiriant Risk-Managed Equity Allocation Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	1,590
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	702
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	534
Expense Example, with Redemption, 3 Years	1,612
Expense Example, with Redemption, 5 Years	2,680
Expense Example, with Redemption, 10 Years	5,311
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	$ 1,593